Long-term Debt - Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps (Detail) - Eurobonds [Member] - EUR (€) € in Thousands		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Principal amount		€ 3,277,638	€ 1,083,215
Amortized Costs Amount [Member]
Debt Instrument [Line Items]
Carrying amount		3,212,524	979,620
Fair Value Adjustment Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	€ 65,114	€ 103,595

[1]	The fair value of the interest rate swaps excludes accrued interest.